Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Value Index Fund - Fidelity SAI Emerging Markets Value Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 12, 2020
Annual Return 2021	6.03%
Annual Return 2022	(16.99%)
Annual Return 2023	17.43%